Others - Schedule of Foreign Exchange Rate (Details) $ in Thousands	Jun. 30, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Jun. 30, 2024 TWD ($)
Monetary items
Foreign currency amount assets	$ 1,548	$ 3,356	$ 8,882
Exchange rate assets	29.3	32.78	32.45
Book value (NTD) assets	$ 45,356	$ 110,010	$ 288,221
Degree of variation assets	9.70%	1.00%	1.00%
Effect on profit or loss assets	$ 4,400	$ 110	$ 2,882
Effect on other comprehensive income assets
Monetary items
Foreign currency amount liabilities			$ 78
Exchange rate liabilities			32.45
Book value (NTD) liabilities			$ 2,531
Degree of variation liabilities			1.00%
Effect on profit or loss liabilities			$ 25
Effect on other comprehensive income liabilities